Risk management_Credit risk exposure by industries (Details)	Jun. 30, 2018 KRW (₩)		Jun. 30, 2018 USD ($)	Dec. 31, 2017 KRW (₩)
Disclosure of credit risk exposure [Line Items]
Total	₩ 424,543,885,000,000			₩ 396,559,830,000,000
Categories of financial assets
Loans and other financial assets at amortized cost	277,720,003,000,000	[1]	$ 249,793,131,000	0
Securities at amortized cost	17,702,129,000,000	[1]	15,922,044,000	0
Loans and receivables	0		0	267,106,204,000,000
Financial assets at FVTPL (IAS 39)	0			5,795,774,000,000
Financial assets at FVTPL (IFRS 9)	4,746,950,000,000			0
AFS debt securities				13,229,244,000,000
Financial assets at FVTOCI	13,738,829,000,000	[2]		0
HTM securities	0		0	16,749,296,000,000
Derivative assets for hedging	12,395,000,000		$ 11,149,000	59,272,000,000
Off balance sheet item
Off balance sheet items	110,623,579,000,000			93,620,040,000,000
Service
Disclosure of credit risk exposure [Line Items]
Total	67,936,875,000,000			66,242,824,000,000
Categories of financial assets
Loans and other financial assets at amortized cost	48,025,922,000,000
Securities at amortized cost	1,142,178,000,000
Loans and receivables				47,192,641,000,000
Financial assets at FVTPL (IAS 39)				100,766,000,000
Financial assets at FVTPL (IFRS 9)	97,529,000,000
AFS debt securities				707,737,000,000
Financial assets at FVTOCI	434,389,000,000
HTM securities				1,348,754,000,000
Derivative assets for hedging	0
Off balance sheet item
Off balance sheet items	18,236,857,000,000			16,892,926,000,000
Manufacturing
Disclosure of credit risk exposure [Line Items]
Total	58,479,235,000,000			56,050,845,000,000
Categories of financial assets
Loans and other financial assets at amortized cost	35,583,702,000,000
Securities at amortized cost	0
Loans and receivables				34,502,509,000,000
Financial assets at FVTPL (IAS 39)				83,239,000,000
Financial assets at FVTPL (IFRS 9)	166,054,000,000
AFS debt securities				37,719,000,000
Financial assets at FVTOCI	54,445,000,000
HTM securities				0
Derivative assets for hedging	0
Off balance sheet item
Off balance sheet items	22,675,034,000,000			21,427,378,000,000
Finance and insurance
Disclosure of credit risk exposure [Line Items]
Total	75,664,321,000,000			71,094,693,000,000
Categories of financial assets
Loans and other financial assets at amortized cost	42,207,115,000,000
Securities at amortized cost	11,516,407,000,000
Loans and receivables				38,260,051,000,000
Financial assets at FVTPL (IAS 39)				4,640,068,000,000
Financial assets at FVTPL (IFRS 9)	3,404,674,000,000
AFS debt securities				7,331,774,000,000
Financial assets at FVTOCI	9,020,012,000,000
HTM securities				10,962,149,000,000
Derivative assets for hedging	12,395,000,000			59,272,000,000
Off balance sheet item
Off balance sheet items	9,503,718,000,000			9,841,379,000,000
Construction
Disclosure of credit risk exposure [Line Items]
Total	8,282,361,000,000			7,882,046,000,000
Categories of financial assets
Loans and other financial assets at amortized cost	3,657,220,000,000
Securities at amortized cost	313,936,000,000
Loans and receivables				3,574,746,000,000
Financial assets at FVTPL (IAS 39)				15,073,000,000
Financial assets at FVTPL (IFRS 9)	43,899,000,000
AFS debt securities				153,534,000,000
Financial assets at FVTOCI	214,549,000,000
HTM securities				296,214,000,000
Derivative assets for hedging	0
Off balance sheet item
Off balance sheet items	4,052,757,000,000			3,842,479,000,000
Individuals
Disclosure of credit risk exposure [Line Items]
Total	188,014,893,000,000			170,023,881,000,000
Categories of financial assets
Loans and other financial assets at amortized cost	138,906,711,000,000
Securities at amortized cost	0
Loans and receivables				133,094,287,000,000
Financial assets at FVTPL (IAS 39)				1,040,000,000
Financial assets at FVTPL (IFRS 9)	3,019,000,000
AFS debt securities				0
Financial assets at FVTOCI	0
HTM securities				0
Derivative assets for hedging	0
Off balance sheet item
Off balance sheet items	49,105,163,000,000			36,928,554,000,000
Others
Disclosure of credit risk exposure [Line Items]
Total	26,166,200,000,000			25,265,541,000,000
Categories of financial assets
Loans and other financial assets at amortized cost	9,339,333,000,000
Securities at amortized cost	4,729,608,000,000
Loans and receivables				10,481,970,000,000
Financial assets at FVTPL (IAS 39)				955,588,000,000
Financial assets at FVTPL (IFRS 9)	1,031,775,000,000
AFS debt securities				4,998,480,000,000
Financial assets at FVTOCI	4,015,434,000,000
HTM securities				4,142,179,000,000
Derivative assets for hedging	0
Off balance sheet item
Off balance sheet items	₩ 7,050,050,000,000			₩ 4,687,324,000,000

[1]	The consolidated interim statements of financial position as of June 30, 2018 was prepared in accordance with IFRS 9; however, the comparative consolidated statements of financial position as of December 31, 2017 were not retrospectively restated accordance with IFRS 9.
[2]	Financial assets at FVTOCI have not been disclosed as the amount before deducting provisions because the carrying amount does not decrease.